UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JCK Partners, L.P.
Address: 745 Fifth Avenue, 16th Floor

         New York, New York  10151

13F File Number:  28-11766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dennis Javer
Title:     Chief Financial Officer
Phone:     646-720-9200

Signature, Place, and Date of Signing:

     Dennis Javer     New York, New York     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $173,825 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTERNATIVE ASSET MGMT ACQU    COM              02149U101     2436   257237 SH       SOLE                   257237        0        0
ALTRIA GROUP INC               COM              02209S103     2509   113024 SH       SOLE                   113024        0        0
BENEFICIAL MUTUAL BANCORP IN   COM              08173R104      500    50560 SH       SOLE                    50560        0        0
BOISE INC                      *W EXP 06/18/201 09746Y113      823   128619 SH       SOLE                   128619        0        0
BPW ACQUISITION CORP           UNIT 99/99/9999  055637201     8613   900950 SH       SOLE                   900950        0        0
BRIGHT HORIZON FAMILY SOLUTI   COM              109195107    30824   716171 SH       SOLE                   716171        0        0
BURGER KING HLDGS INC          COM              121208201     3375   122000 SH       SOLE                   122000        0        0
COMMUNITY BANKERS ACQUISITN    COM              20361R101      369    49037 SH       SOLE                    49037        0        0
COREL CORP NEW                 COM              21869X103     2563   235174 SH       SOLE                   235174        0        0
CUMMINS INC                    PUT              231021956     4682   100000 SH  PUT  SOLE                   100000        0        0
CUMMINS INC                    COM              231021106     4745   101340 SH       SOLE                   101340        0        0
GRACO INC                      COM              384109104     4750   131000 SH       SOLE                   131000        0        0
GREAT ATLANTIC & PAC TEA INC   COM              390064103     6219   237195 SH       SOLE                   237195        0        0
GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103      574    94500 SH       SOLE                    94500        0        0
ISHARES INC                    PUT              464286950     4622    60000 SH  PUT  SOLE                    60000        0        0
JK ACQUISITION CORP            COM              47759H106      217    36228 SH       SOLE                    36228        0        0
LODGENET INTERACTIVE CORP      PUT              540211959     3086   506700 SH  PUT  SOLE                   506700        0        0
NAVTEQ CORP                    COM              63936L100     7293   107244 SH       SOLE                   107244        0        0
NORTH AMERN INS LEADERS INC    COM              65687M104      936   118750 SH       SOLE                   118750        0        0
NTR ACQUISITION CO             COM              629415100     2426   253492 SH       SOLE                   253492        0        0
NTR ACQUISITION CO             *W EXP 06/28/201 629415118     2154   225084 SH       SOLE                   225084        0        0
QUANEX CORP                    COM              747620102    17225   332922 SH       SOLE                   332922        0        0
RURAL CELLULAR CORP            CL A             781904107    23108   522442 SH       SOLE                   522442        0        0
SAFEWAY INC                    COM NEW          786514208     5693   193977 SH       SOLE                   193977        0        0
SMITH A O                      COM              831865209     4665   141926 SH       SOLE                   141926        0        0
SMITH A O                      PUT              831865959     4010   122000 SH  PUT  SOLE                   122000        0        0
TRANE INC                      COM              892893108    21203   461944 SH       SOLE                   461944        0        0
VICTORY ACQUISITION CORP       COM              92644D100      717    76240 SH       SOLE                    76240        0        0
VICTORY ACQUISITION CORP       *W EXP 04/24/201 92644D118      717    76240 SH       SOLE                    76240        0        0
WESTFIELD FINANCIAL INC NEW    COM              96008P104      288    29464 SH       SOLE                    29464        0        0
WEYERHAEUSER CO                COM              962166104     2483    38174 SH       SOLE                    38174        0        0